UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

/s/ Lance Wayne Hollingsworth          Memphis, TN             October 22, 2012
-----------------------------          -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           75
                                         -----------

Form 13F Information Table Value Total:  $    97,056
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
3M CO                           COM             88579Y101         213       2,303 SH       SOLE                  2,303
ABBOTT LABS                     COM             002824100         358       5,217 SH       SOLE                  2,152         3,065
ABERDEEN ASIA PACIFIC INCOM     COM             003009107          78      10,025 SH       SOLE                 10,025
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105         270      10,600 SH       SOLE                 10,600
ANNALY CAP MGMT INC             COM             035710409         238      14,150 SH       SOLE                  6,750         7,400
APPLE INC.                      COM             037833100         705       1,057 SH       SOLE                    982            75
AT&T INC                        COM             00206R102       1,124      29,805 SH       SOLE                 27,530         2,275
AUTOZONE INC.                   COM             053332102         662       1,790 SH       SOLE                  1,540           250
BERKSHIRE HATHAWAY INC DEL      CL A            084670108         531         400 SH       SOLE                    400
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702       2,094      23,744 SH       SOLE                 20,094         3,650
BRISTOL MYERS SQUIBB CO         COM             110122108         320       9,494 SH       SOLE                  7,681         1,813
SCHWAB CHARLES CORP NEW         COM             808513105         177      13,876 SH       SOLE                  7,276         6,600
CHEVRON CORP NEW                COM             166764100         669       5,737 SH       SOLE                  4,865           872
COCA COLA CO                    COM             191216100         690      18,202 SH       SOLE                 15,272         2,930
CONOCOPHILLIPS                  COM             20825C104         262       4,590 SH       SOLE                  1,980         2,610
DIRECTV                         COM CL A        25490A101         309       5,897 SH       SOLE                  5,897
SPDR DOW JONES INDL AVRG ETF    UT SER 1        78467X109       7,863      58,656 SH       SOLE                 54,163         4,493
ENTERPRISE PRODS PARTNERS L     COM             293792107         670      12,506 SH       SOLE                  3,891         8,615
EXXON MOBIL CORP                COM             30231G102       2,218      24,259 SH       SOLE                 17,878         6,381
FEDEX CORP                      COM             31428X106         595       7,035 SH       SOLE                  5,960         1,075
FIRST HORIZON NATL CORP         COM             320517105         982     102,022 SH       SOLE                 93,753         8,269
GTX INC DEL                     COM             40052B108          66      14,461 SH       SOLE                 14,461
GENERAL ELECTRIC CO             COM             369604103         853      37,577 SH       SOLE                 36,517         1,060
GENESIS ENERGY L P              UNIT LTD PARTN  371927104         669      19,900 SH       SOLE                 16,800         3,100
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2013  18383M449         678      26,196 SH       SOLE                 23,228         2,968
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2014  18383M431         389      14,739 SH       SOLE                 11,374         3,365
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2015  18383M423         341      12,955 SH       SOLE                 12,357           598
ISHARES TR                      S&P 500 VALUE   464287408         394       5,984 SH       SOLE                  5,984
ISHARES TR                      S&P MC 400 GRW  464287606         339       3,024 SH       SOLE                  3,024
ISHARES TR                      S&P SMLCAP 600  464287804         271       3,515 SH       SOLE                  3,515
INTERNATIONAL BUSINESS MACHS    COM             459200101       1,732       8,349 SH       SOLE                  8,349
IDEXX LABS INC                  COM             45168D104         497       5,000 SH       SOLE                  5,000
ISHARES TR                      LRGE GRW INDX   464287119         331       4,177 SH       SOLE                  4,177
ISHARES TR                      LARGE VAL INDX  464288109         267       4,090 SH       SOLE                  4,090
ISHARES TR                      MID CORE INDEX  464288208         551       5,775 SH       SOLE                  5,663           112
ISHARES TR                      MID GRWTH INDX  464288307       8,329      78,246 SH       SOLE                 70,959         7,287
ISHARES TR                      MID VAL INDEX   464288406         221       2,787 SH       SOLE                  1,951           836
ISHARES TR                      MSCI EAFE INDEX 464287465         355       6,690 SH       SOLE                  6,690
ISHARES TR                      S&P 500 INDEX   464287200       1,343       9,303 SH       SOLE                  9,078           225
JOHNSON & JOHNSON               COM             478160104         763      11,076 SH       SOLE                 10,011         1,065
KRAFT FOODS INC                 CL A            50075N104         310       7,508 SH       SOLE                  6,608           900
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT RP LP  559080106         227       2,594          SOLE                    594         2,000
MICROSOFT CORP                  COM             594918104         325      10,922 SH       SOLE                 10,422           500
MID-AMER APT CMNTYS INC         COM             59522J103         678      10,386 SH       SOLE                  8,386         2,000
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104         258       3,768 SH       SOLE                  2,675         1,093
NUSTAR ENERGY LP                UNIT COM        67058H102         233       4,575 SH       SOLE                  1,575         3,000
NUVEEN REAL ESTATE INCOME FD    COM             67071B108         155      13,300 SH       SOLE                      0        13,300
PPG INDS INC                    COM             693506107         543       4,728 SH       SOLE                  4,728
PEPSICO INC                     COM             713448108         250       3,539 SH       SOLE                  3,479            60
PFIZER INC                      COM             717081103         553      22,269 SH       SOLE                 17,119         5,150
PHILIP MORRIS INTL INC          COM             718172109         463       5,147 SH       SOLE                  5,147
PIMCO ETF TR                    ENHAN SHRT MAT  72201R833      12,728     125,416 SH       SOLE                110,744        14,672
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN  726503105         258       2,930 SH       SOLE                  1,630         1,300
PLUM CREEK TIMBER CO INC        COM             729251108         252       5,750 SH       SOLE                  2,250         3,500
PROCTER & GAMBLE CO             COM             742718109       2,097      30,237 SH       SOLE                 29,037         1,200
PUBLIC STORAGE                  COM             74460D109         239       1,720 SH       SOLE                  1,720
ROYAL BK CDA MONTREAL QUE       COM             780087102         359       6,246 SH       SOLE                  6,246
RYDEX ETF TRUST                 TOP 50 ETF      78355W205         411       3,833 SH       SOLE                  1,917         1,916
SCHWAB STRATEGIC TR             US LRG CAP ETF  808524201         460      13,446 SH       SOLE                 13,446
SCHWAB STRATEGIC TR             US SML CAP ETF  808524607         335       8,949 SH       SOLE                  8,949
SCHWAB STRATEGIC TR             US DIVIDEND EQ  808524797      15,353     534,033 SH       SOLE                482,944        51,089
SCHWAB STRATEGIC TR             US LCAP GR ETF  808524300       8,486     244,640 SH       SOLE                222,568        22,072
SCHWAB STRATEGIC TR             US LCAP VA ETF  808524409       8,313     260,084 SH       SOLE                236,932        23,152
SCHWAB STRATEGIC TR             US BRD MKT ETF  808524102         213       6,161 SH       SOLE                  5,783           378
SPDR SERIES TRUST               S&P DIVID ETF   78464A763         519       8,935 SH       SOLE                  7,460         1,475
SUNTRUST BKS INC                COM             867914103         295      10,438 SH       SOLE                  6,938         3,500
TRACTOR SUPPLY CO               COM             892356106         216       2,183 SH       SOLE                  2,183
UNION PAC CORP                  COM             907818108         231       1,945 SH       SOLE                  1,945
VANGUARD BD INDEX FD INC        SHORT TRM BOND  921937827         371       4,559 SH       SOLE                  4,559
VANGUARD INDEX FDS              REIT ETF        922908553         237       3,648 SH       SOLE                  3,648
VANGUARD SCOTTSDALE FDS         SHRT-TERM CORP  92206C409         911      11,342 SH       SOLE                  6,002         5,340
VERIZON COMMUNICATIONS INC      COM             92343V104         326       7,158 SH       SOLE                  6,233           925
WALGREEN CO                     COM             931422109         317       8,688 SH       SOLE                  7,410         1,278
WAL MART STORES INC             COM             931142103         511       6,918 SH       SOLE                  5,718         1,200
WELLS FARGO & CO NEW            COM             949746101         201       5,829 SH       SOLE                  5,329           500